Goodwill (Details) - Schedule of Carrying Amount of Goodwill - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2023 USD ($)
Goodwill [Line Items]
Beginning balance June 1, 2022	$ 4,463,129
Acquired through business combination	16,052,889
Ending balance May 31, 2023	$ 20,516,018